Transactions with Related Parties - Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 09, 2011	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016	Mar. 31, 2016 USD ($)	Sep. 30, 2011
Related Party Transaction
Number of vessels		36
Vessel operating expenses		$ 5,685	$ 5,301
General and administrative expenses		2,975	2,721
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses		844	844
Capital Ship Management Corp. | Fixed fee management agreement
Related Party Transaction
Vessel operating expenses		278	508
Capital Ship Management Corp. | Floating fee management agreement
Related Party Transaction
Management agreement initial term, per managed vessel	5
Vessel operating expenses		$ 4,893	4,287
Capital Ship Management Corp. | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels		3					5
Vessel operating expenses		$ 514	$ 506
Sales and purchase fee					1.00%
Commercial service fee					1.25%
Management agreement termination fees				$ 10,124		$ 9,858
Management agreement waiver terms		Effective from January 1, 2017 the Manager agreed to waive going forward (b) the sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of the three vessels and (c) the commercial services fee equal to 1.25% of all gross charter revenues generated by each of the three vessels for commercial services rendered.